Policyholders' Liabilities (Additional Insurance Reserves) (Details) - Variable / Universal Life - Policyholder Contract Deposit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	$ 2,398,788	$ 1,745,269
Unearned revenue	799,185	760,153
Amortization expense	(129,525)	(106,634)
Other adjustments	(1,112)	0
Balance, end of period	3,067,336	2,398,788
Less: Reinsurance recoverables	1,542,900	939,798
Unearned revenue reserve net of reinsurance recoverables	$ 1,524,436	$ 1,458,990